RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues (services provided by the Group):
Revenues	$ 694,566	$ 639,145	$ 445,538
Revenue from casino contract [Member]
Revenues (services provided by the Group):
Revenues	305,946	259,842	155,527
Costs and expenses (services provided to the Group):
Costs and expenses	38,494	34,704	28,847
Services fee [Member]
Revenues (services provided by the Group):
Revenues	68,265	59,529	40,473
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	39,115	47,533	61,777
Costs and expenses (services provided to the Group):
Costs and expenses	38,430	46,500	53,056
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment	7,548	9,509	914
Transfer-in of other long-term assets	30,728	31,193	5,527
Purchase of property and equipment	0	204	8
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Revenue from casino contract [Member]
Revenues (services provided by the Group):
Revenues	305,946	259,842	155,527
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms and food and beverage [Member]
Revenues (services provided by the Group):
Revenues	152,052	154,233	111,438
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services fee [Member]
Revenues (services provided by the Group):
Revenues	68,265	59,529	40,473
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	13,860	25,703	39,715
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	129,737	116,491	89,713
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	44,948	41,460	34,640
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	23,062	21,839	20,936
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	3,538	4,618	4,674
Melco Resorts and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchases of goods and services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	282	315	567
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member] | Mall and Sales-Type Lease [Member]
Revenues (services provided by the Group):
Revenues	$ 358	$ 0	$ 0